Summary of Significant Accounting Policies - Summary of Reclassification (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Reclassification of Income statements [Line Items]
Revenue	$ 323,069	$ 203,205	$ 960,156	$ 1,217,052	$ 2,045,422
COGS	269,426	157,729	757,934	937,730	1,631,199
Gross margin	53,643	45,476	202,222	279,322	414,223
SG&A	46,804	38,455	147,931	163,310	182,315
Net earnings	(369)	3,003	(18,455)	88,257	152,128
As previously reported
Disclosure of Reclassification of Income statements [Line Items]
Revenue		203,205	960,156	1,217,052	2,045,422
COGS		153,657	740,602	918,873	1,616,337
Gross margin		49,548	219,554	298,179	429,085
SG&A		42,527	165,263	182,167	197,177
Net earnings	$ (369)	3,003	(18,455)	$ 88,257	$ 152,128
Reclassification
Disclosure of Reclassification of Income statements [Line Items]
Revenue		0
COGS		4,072
Gross margin		(4,072)
SG&A		(4,072)
Net earnings		$ 0
Quarter One period Reclassification [Member]
Disclosure of Reclassification of Income statements [Line Items]
Revenue			0
COGS			4,072
Gross margin			(4,072)
SG&A			(4,072)
Net earnings			0
Quarter Two period Reclassification [Member]
Disclosure of Reclassification of Income statements [Line Items]
Revenue			0
COGS			4,577
Gross margin			(4,577)
SG&A			(4,577)
Net earnings			0
Quarter Three period Reclassification [Member]
Disclosure of Reclassification of Income statements [Line Items]
Revenue			0
COGS			4,105
Gross margin			(4,105)
SG&A			(4,105)
Net earnings			0
Quarter Four period Reclassification [Member]
Disclosure of Reclassification of Income statements [Line Items]
Revenue			0
COGS			4,578
Gross margin			(4,578)
SG&A			(4,578)
Net earnings			$ 0